Related Party Transactions (Details) - Affiliated Entity - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ticketmaster L.L.C. | Operating Expense
Related Party Transactions
Expenses	$ 1.6	$ 1.3
BOC and MLBAM | Selling, General and Administrative Expenses
Related Party Transactions
Expenses	$ 1.2	$ 2.2